Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of June 30, 2026 is as follows:

Operating Leases
Remaining of 2026	1,785
2027	1,517
2028	374
Total lease payment	3,676
Less imputed interest	(33)
Present value of operating lease liabilities	3,643
Less: current obligation	2,737
Long-term obligation as of June 30, 2026 (RMB)	906
Long-term obligation as of June 30, 2026 (US$)	134

Schedule of Supplemental Disclosure Related to Operating Leases

Supplemental disclosure related to operating leases were as follows:

	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	1,233	1,791	264
Weighted average remaining lease term of operating leases (years)	1.70	1.15	1.15
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%